Revenue from Operations - Summary of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 16,311	$ 13,561	$ 12,780
Software Services
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	15,225	12,604	12,003
Products and Platforms
Disclosure Of Revenue Arising From Exchanges Of Goods Or Services [Line Items]
Revenues	$ 1,086	$ 957	$ 777